                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2003
                                                       ---------------------

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
                                                               -------------

                        THIS AMENDMENT (CHECK ONLY ONE):

                                 [  ] is a restatement.
                                 [  ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

   NAME:           Thomas W. Smith
                   -------------------------------------------------------------
   ADDRESS:        323 Railroad Avenue    Greenwich        CT            06830
                   -------------------------------------------------------------
                   (Street)               (City)           (State)       (Zip)

   FORM 13F FILE
   NUMBER:         028-01909

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
      NAME:        Thomas W. Smith
      TITLE:       Investment Manager
      PHONE:       203-661-1200

SIGNATURE, PLACE, AND DATE OF SIGNING:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      November 14, 2003
--------------------------------------------------------------------------------
[Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

      NUMBER OF OTHER INCLUDED MANAGERS:          2
                                                  -------------

      FORM 13F INFORMATION TABLE ENTRY TOTAL:     33
                                                  -------------

      FORM 13F INFORMATION TABLE VALUE TOTAL:     $932,735 (thousands)
                                                  ---------


LIST OF OTHER INCLUDED MANAGERS:

NO.        FORM 13F FILE NO.:            NAME:
---        -----------------             ----
01         028-03444                     Thomas N. Tryforos
------     ---------------------------   --------------------------------------
02         028-10290                     Scott J. Vassalluzo
------     ---------------------------   --------------------------------------

------     ---------------------------   --------------------------------------

------     ---------------------------   --------------------------------------

------     ---------------------------   --------------------------------------

------     ---------------------------   --------------------------------------

         FORM 13F INFORMATION TABLE


                                  TITLE                   VALUE    SHARES/    SH/  PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          OF CLASS     CUSIP       (x$1000)  PRN AMT    PRN  CALL   DSCRETN   MANAGERS    SOLE   SHARED  NONE
        --------------          --------     -----       --------  -------    ---  ----   -------   --------    ----   ------  ----
BROWN & BROWN INC.                  COM    115236101       31805   1033300    SH          OTHER      01, 02   1033300
COMMERCE BANCORP, INC.              COM    200519106       10723    223809    SH          SOLE                 223809
COMMERCE BANCORP, INC.              COM    200519106       76330   1593200    SH          OTHER      01, 02   1593200
COPART, INC.                        COM    2172041061       7394    680819    SH          SOLE                 680819
COPART, INC.                        COM    2172041061      36822   3390600    SH          OTHER      01, 02   3390600
CREDIT ACCEPTANCE CORP              COM    225310101        4426    391682    SH          SOLE                 391682
CREDIT ACCEPTANCE CORP              COM    225310101       46064   4076500    SH          OTHER      01, 02   4076500
CORPORATE HIGH YIELD FD III         COM    219925104         147     17850    SH          SOLE                  17850
HEALTH MANAGEMENT ASSOCIATES        COM    421933102        5672    260050    SH          SOLE                 260050
HEALTH MANAGEMENT ASSOCIATES        COM    421933102       18746    859500    SH          OTHER      01, 02    859500
IRON MOUNTAIN, INC.                 COM    46284P104       18832    524560    SH          SOLE                 524560
IRON MOUNTAIN, INC.                 COM    46284P104      165144   4600120    SH          OTHER      01, 02   4600120
MEMBERWORKS INC.                    COM    5860021070       6033    190389    SH          SOLE                 190389
MEMBERWORKS INC.                    COM    5860021070      42962   1355700    SH          OTHER      01, 02   1355700
MENS WAREHOUSE, INC.                COM    587118100000      333     13000    SH          SOLE                  13000
MOBILE MINI, INC.                   COM    60740f105         711     36535    SH          SOLE                  36535
MOBILE MINI, INC.                   COM    60740f105       13861    711900    SH          OTHER      01, 02    711900
NORTH FORK BANCORPORATION           COM    659424105        3384     97390    SH          SOLE                  97390
NORTH FORK BANCORPORATION           COM    659424105       33485    963600    SH          OTHER      01, 02    963600
ORTHODONTIC CTRS. OF AMER.          COM    68750P103        6352    806089    SH          SOLE                 806089
ORTHODONTIC CTRS. OF AMER.          COM    68750P103       39388   4998500    SH          OTHER      01, 02   4998500
PRE-PAID LEGAL SERVICES. INC.       COM    7400651007       8917    380739    SH          SOLE                 380739
PRE-PAID LEGAL SERVICES. INC.       COM    7400651007      65122   2780600    SH          OTHER      01, 02   2780600
RENT-A-CENTER, INC.                 COM    76009N100        5643    175136    SH          SOLE                 175136
RENT-A-CENTER, INC.                 COM    76009N100       13001    403500    SH          OTHER      01, 02    403500
SCP POOL CORPORATION                COM    784028102         584     21000    SH          SOLE                  21000
SCOTTS COMPANY                      COM    8101861065        569     10400    SH          SOLE                  10400
SEI INVESTMENTS                     COM    784117103       28048    861694    SH          SOLE                 861694
SEI INVESTMENTS                     COM    784117103      196121   6025214    SH          OTHER      01, 02   6025214
WHOLE FOOD MARKET, INC.             COM    9668371068         63      1150    SH          SOLE                   1150
WHOLE FOOD MARKET, INC.             COM    9668371068      18906    342500    SH          OTHER      01, 02    342500
WORLD ACCEPTANCE CORP.              COM    981419104        1720    130800    SH          SOLE                 130800
WORLD ACCEPTANCE CORP.              COM    981419104       25427   1933600    SH          OTHER      01, 02   1933600